Significant Accounting Policies (Intangible Amortization Expense Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 44,500
2016	44,500
2017	44,500
2018	44,500
2019	43,600
Thereafter	311,400
Net Carrying Amount	$ 533,000